Guarantees and Contingent Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reverse Repurchase Agreements
Guarantor Obligations [Line Items]
Amount of unfunded contractual commitments	$ 8,500
Repurchase Agreements
Guarantor Obligations [Line Items]
Amount of unfunded contractual commitments	4,800
USB Capital, IX, a wholly-owned unconsolidated trust
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	$ 683
Percentage of common equity in wholly owned USB Capital IX	100.00%
Assets held in trust	$ 684
Operations of subsidiaries
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	2,300
Standby letters of credit
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	$ 11,021
Term of guaranteed obligations	16 months
Fair value of guaranteed obligations	$ 23
Collateral held for guaranteed obligations	0
Securities lending indemnifications
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	5,864
Fair value of guaranteed obligations	0
Collateral held for guaranteed obligations	6,048
Asset sales
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	16,284
Fair value of guaranteed obligations	118
Collateral held for guaranteed obligations	0
Syndication of tax-advantaged investments
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	111
Representation and warranty
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	7	$ 9
Unresolved claims	13	$ 15
Merchant processing
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	146,148
Fair value of guaranteed obligations	49
Collateral held for guaranteed obligations	860
Airline processing arrangements
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	30
Value of airline tickets purchased to deliver at future date through card transactions	15,100
Airline processing arrangements | Escrow deposits letters of credit and indemnities
Guarantor Obligations [Line Items]
Collateral held for guaranteed obligations	747
Unresolved merchant charge-backs
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	19
Unresolved merchant charge-backs | Merchant escrow deposits
Guarantor Obligations [Line Items]
Collateral held for guaranteed obligations	$ 113